Equity - Restricted Shares Issued for Compensation (Details) - Restricted Stock - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Restricted Shares Issued for Compensation
Granted	0	60,575	13,169
Fair value	$ 0	$ 73,230	$ 67,271